AdvisorShares Peritus High Yield ETF (Prospectus Summary) | AdvisorShares Peritus High Yield ETF
Peritus High Yield ETF

ADVISORSHARES TRUST

Peritus High Yield ETF

NYSE Arca Ticker: HYLD

Supplement dated August 28, 2013

to the currently effective summary and statutory prospectuses dated October 29, 2012

This Supplement provides new and additional information beyond that contained in the currently effective summary and statutory prospectuses (together, the “Prospectuses”) for the Peritus High Yield ETF (the “Fund”) and should be read in conjunction with the Prospectuses.

 The Prospectuses are revised, effective September 4, 2013, as described below:

The following supplements the section titled “Principal Investment Strategies” in the Prospectuses and the section titled “More Information About the Fund's Principal Investment Strategies” in the Fund's statutory prospectus, and replaces any information to the contrary:

Peritus I Asset Management, LLC (the “Sub-Advisor”) seeks to achieve the Fund's investment objective by selecting a focused portfolio of high-yield debt securities (commonly referred to as “junk bonds”), which include senior and subordinated corporate debt obligations (such as loans, bonds, debentures, notes and commercial paper).

The following text is added to the section of the Prospectuses titled “Principal Risks of Investing in the Fund”:

Loan Participation Risk. The Fund may not have a readily available market for loan participation interests and, in some cases, the Fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

The following text is added to the section of the Fund's statutory prospectus titled “More Information about the Principal Risks of Investing in the Fund”:

Loan Participation Risk. A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of borrower's principal and interest payments. The principal credit risk associated with acquiring loan participation interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for loan participation interests and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

Principal Investment Strategies

The following supplements the section titled “Principal Investment Strategies” in the Prospectuses and the section titled “More Information About the Fund's Principal Investment Strategies” in the Fund's statutory prospectus, and replaces any information to the contrary:

Peritus I Asset Management, LLC (the “Sub-Advisor”) seeks to achieve the Fund's investment objective by selecting a focused portfolio of high-yield debt securities (commonly referred to as “junk bonds”), which include senior and subordinated corporate debt obligations (such as loans, bonds, debentures, notes and commercial paper).

Principal Risks of Investing in the Fund

The following text is added to the section of the Prospectuses titled “Principal Risks of Investing in the Fund”:

Loan Participation Risk. The Fund may not have a readily available market for loan participation interests and, in some cases, the Fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.